CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
CAPITAL COMMITMENTS [Abstract]
Fiscal year maturity schedule of capital commitments
As at December 31, 2013, the estimated timing of the installment payments for these newbuildings are due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2014	1,495,385
Payable within 12 months to December 31, 2015	152,220
1,647,605